Average Annual Total Returns - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio	Apr. 29, 2023
VIP Target Volatility Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.53%)
Past 5 years	2.96%
Since Inception	5.50%	[1]
VIP Target Volatility Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.65%)
Past 5 years	2.81%
Since Inception	5.35%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.96%
F1806
Average Annual Return:
Past 1 year	(15.27%)
Past 5 years	4.31%
Since Inception	6.19%

[1]	A From February 13, 2013
[2]	B From February 13, 2013